Concentrations and Risks	12 Months Ended
Dec. 31, 2019
Concentrations and Risks
Concentrations and Risks

4. Concentrations and Risks

(a) Concentration of customers and suppliers

Customers accounting for more than 10% of the Group’s total revenues for the years ended December 31, 2017, 2018 and 2019 and more than 10% of the Group’s net accounts receivable as of December 31, 2018 and 2019 were as follows:

	For the year ended
	December 31,
Revenues	2017	2018	2019
Customer A	11%	19%	*
Customer B	11%	—	—
Customer D	—	—	31%

	As of
	December 31,
Accounts receivable	2018	2019
Customer A	30%	11%
Customer D	—	35%

Suppliers accounting for more than 10% of the Group's total costs and expenses for the years ended December 31, 2017, 2018 and 2019 and more than 10% of the Group's accounts payable as of December 31, 2018 and 2019, were as follows:

	For the year ended
	December 31,
Costs and expenses	2017	2018	2019

Supplier IV	—	—	27%

	As of
	December 31,
Accounts payable	2018	2019
Supplier I	16%	*
Supplier IV	—	57%

* Less than 10%

(b) Credit risk

The Group’s credit risk primarily arises from cash and cash equivalents, restricted cash, short‑term investments, receivables due from its customers, related parties and other parties. The maximum exposure of such assets to credit risk is the assets’ carrying amounts as of the balance sheet dates. The Group expects that there is no significant credit risk associated with cash and cash equivalents and short-term investments which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, VIE and the subsidiaries of the VIE are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group believes that there is no significant credit risk associated with amounts due from related parties. Receivables due from customers are typically unsecured in the PRC and the credit risk with respect to which is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

(c) Foreign currency risk

The Group’s operating transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political development. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.

(d) PRC regulations

The Group is required to obtain certain licenses to operate the Internet information services including Internet news information license, Internet audio‑visual program transmission license, Internet publishing license and value‑added telecommunication license. Online culture operating permit and production and operation of radio and television programs license may also be required by the relevant authorities due to the uncertainties of the interpretation of the related laws and regulations. Without these licenses, the PRC government may order the Group to cease its services, which may cause disruption to the Group's business operations. As of the date of the report, the Group has obtained the approval of the update of the value-added telecommunication license by the relevant authority and is in the process of applying for other licenses and permits for the certain operations of the businesses.